Equity (Details) - USD ($)										3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 25, 2026	Apr. 22, 2026	Aug. 29, 2025	May 14, 2025	Aug. 09, 2024	Jul. 01, 2024	Mar. 06, 2024	Feb. 23, 2024	Feb. 02, 2022	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Feb. 26, 2025
Equity [Line Items]
Authorized share capital										500,000,000	500,000,000			500,000,000
Ordinary shares of par value (in Dollars per share)										$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares issued										42,718,948	42,718,948			37,758,997
Issuance of ordinary shares								41,000,000
Ordinary shares outstanding										42,718,948	42,718,948			36,712,040
Escrow account								13,000,000					13,000,000
Net profit amount (in Dollars)													$ 41,000,000
Shares deemed issued													13,000,000
Aggregate earnout shares				1,712,297
Escrow earnout shares				11,287,703
Number of sold shares									9,200,000
Units issued during period shares new issues									1
Redemption warrant											30 days
Sale of price per share (in Dollars per share)										$ 16.5	$ 16.5
Trading days											20 days
Trading day period											30 days
Net proceeds											$ 5,546,541
Ordinary shares sold											$ 30,000,000
Net proceeds from RDO										$ 47,054,065
PubCo [Member]
Equity [Line Items]
Ordinary shares issued													13,000,000
Redeemable Warrant [Member]
Equity [Line Items]
Number of shares									1	1	1
Public Right Warrant [Member]
Equity [Line Items]
Number of shares									1
Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)										$ 0.01	$ 0.01
Trading day period											30 days
Warrants outstanding	4,545,456
Net proceeds from RDO	$ 4,545,456
Public Warrants [Member]
Equity [Line Items]
Warrants outstanding														4,600,000
Private Warrants [Member]
Equity [Line Items]
Units issued during period shares new issues										1	1
Exercise price (in Dollars per share)										$ 11.5	$ 11.5
Warrants outstanding										212,240	212,240			212,240
Sold private placement units											424,480
Other Warrants [Member]
Equity [Line Items]
Units issued during period shares new issues						1
Number of shares						1
Purchase of warrant						1
Exercise price (in Dollars per share)						$ 11.5
Warrants outstanding										157,767	157,767			157,767
Other units issued						315,543
Public Rights [Member]
Equity [Line Items]
Ordinary shares issued										920,000	920,000
Private Rights [Member]
Equity [Line Items]
Ordinary shares issued										42,448	42,448
Other Rights [Member]
Equity [Line Items]
Ordinary shares issued										33,919	33,919
AMI Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)															$ 5.5
Warrants outstanding										50,000	50,000			50,000
Warrant exercisable															50,000
RDO Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)	$ 13.2
Warrants outstanding										4,545,456	4,545,456			4,545,456
Expiration term										5 years	5 years
Fair value of RDO warrants											$ 2.58
Restricted Shares [Member]
Equity [Line Items]
Granted share			2,450,957
Restricted shares issued										2,450,957	2,450,957			2,450,957
Restricted shares outstanding										1,404,000	1,404,000			1,404,000
Business Combination [Member]
Equity [Line Items]
Ordinary shares issued										41,000,000	41,000,000
Escrow account											13,000,000
Number of shares									1
Business Combination [Member] | Other Warrants [Member]
Equity [Line Items]
Number of shares						1
PIPE Purchase Agreement [Member]
Equity [Line Items]
Aggregate purchase shares							600,000
Purchase of price per share (in Dollars per share)							$ 10
Aggregate purchase price (in Dollars)					$ 100		$ 6,000,000
Ordinary shares issued						600,000	500,000
Additionally issued shares					500,000
Exchange of shares						$ 6,000,000
Public Warrants [Member]
Equity [Line Items]
Purchase of warrant									1
Exercise price (in Dollars per share)									$ 11.5
Warrants outstanding										4,600,000	4,600,000
IPO [Member] | Sales Agreement [Member] | Agents [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)		$ 0.0001
Number of sold shares											414,495
Net proceeds											$ 5,546,541
Gross proceeds											5,718,075
Ordinary shares sold		$ 30,000,000
Agent fees											$ 171,534
Gross proceeds percentage		3.00%
Agent fees percentage											3.00%
Common Stock [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)								$ 0.0001
Ordinary shares issued								41,000,000
Issuance of ordinary shares								41,000,000
Net profit amount (in Dollars)													$ 41,000,000
Trading days											10 days
Common Stock [Member] | Directors [Member]
Equity [Line Items]
Ordinary shares issued								41,000,000
Ordinary shares outstanding								41,000,000
Common Stock [Member] | PubCo [Member]
Equity [Line Items]
Ordinary shares issued													13,000,000
Common Stock [Member] | BWAQ [Member]
Equity [Line Items]
Ordinary shares issued						4,425,743
Common Stock [Member] | RDO Warrants [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)	$ 0.0001
Purchase of warrant	4,545,456
Issuance of shares	4,545,456
Net proceeds from RDO	$ 47,054,065
Common Stock [Member] | Business Combination [Member]
Equity [Line Items]
Ordinary shares issued													41,000,000
Common Stock [Member] | BWAQ [Member] | Sponsor [Member]
Equity [Line Items]
Ordinary shares issued						1,796,328
Common Stock [Member] | PIPE Purchase Agreement [Member]
Equity [Line Items]
Aggregate purchase price (in Dollars)							$ 100
Common Stock [Member] | Fuji Solar [Member]
Equity [Line Items]
Ordinary shares issued						530,066
Common Stock [Member] | Private shareholders [Member]
Equity [Line Items]
Ordinary shares issued						717,035
Common Stock [Member] | Public Shareholders [Member]
Equity [Line Items]
Ordinary shares issued						949,714
Common Stock [Member] | Underwriter [Member]
Equity [Line Items]
Ordinary shares issued						412,600
Common Stock [Member] | Independent Directors [Member]
Equity [Line Items]
Ordinary shares issued						20,000